Earnings Per Share - Antidilutive securities excluded from the computation of net income per share (Detail)	10 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Limited Partnership Units	Nov. 06, 2013 Class A Common Stock	Mar. 12, 2013 Class A Common Stock	Jul. 17, 2013 Restricted Stock [Member] Employee Partners Class A Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		50,478,443
Shares issued during the period (shares)			5,520,000	12,712,279	1,575,157
Weighted Average Number Diluted Shares Outstanding Adjustment	1,198,128